Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes to Consolidated Statements of Income
Distribution costs	€ 151,132	€ 152,888	€ 298,667	€ 309,373
General and administrative expense	584,880	639,091	1,186,283	1,233,292
Selling, general and administrative expense	€ 736,012	791,979	€ 1,484,950	1,542,665
General and administrative expense previously recorded in distribution costs
Notes to Consolidated Statements of Income
Amount of reclassifications		€ 31,364		€ 65,372